Related Undertakings Subsidiaries and other associated (Details)	Dec. 31, 2024	Dec. 31, 2023
Fujian Xunke Pest Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
Guangdong New Hope Environmental Technology Co., Ltd.
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
Guangdong Vircon Pest Management Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
Ningbo Yuying Vector Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
SCI Pierre Brossolette
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	26.25%	26.25%
Nippon Calmic Ltd
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%	49.00%
Boecker Public Health Services Ltd
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
Skadedyrkontrollen ost AS
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	40.00%	40.00%
Boecker Public Safety Services - Qatar W.L.L.
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	24.50%	24.50%
ARGENTINA | Ecotec Interoceanica S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Holdings (SA) Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Pest Control Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Services Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Cannon Hygiene Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Geelong Pest Control Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Green Fingers Plant Hire Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Knock Out Pest Control Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Pest Away Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Asia Pacific Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Track Spray Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pest Control (QLD) Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pest Holdings Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pty Limited | Preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRIA | Rentokil Initial GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Rentokil Initial (Bahamas) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Tropical Exterminators (Holdings) Limited | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Tropical Exterminators Limited | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BARBADOS | Rentokil Initial (Barbados) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Ambius N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Initial Belux N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Rentokil N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ativa Controle Ambiental Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ecotec Brasil Tratamentos Fitossanitarios Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ecovec Comercio e Licenciamento de Tecnologias ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Impacto Controle de Pragas Ltda. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Imunizadora Hoffmann Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Protecta Manejo Integrado de Pragas Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Rentokil Initial Do Brasil Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Uniao Sul Controle de Pragas Ltda ME | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRUNEI DARUSSALAM | Rentokil Initial (B) Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	90.00%
BRUNEI DARUSSALAM | Rentokil Initial (B) Sdn Bhd | Non-redeemable preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRUNEI DARUSSALAM | Rentokil Initial South East Asia Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	90.00%
CANADA | Rentokil Canada Corporation | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CANADA | Rentokil Canada Corporation | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Comercializadora de Insumos y Servicios Mauco Limitada | Social Rights Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Control de Plagas Hidalgo Y Rodriguez Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Desan SPA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Ingeclean S.A | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Rentokil Initial Chile SpA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Ingeniera en Sanitizacion S.A | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Plaguisur Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Sociedad Comercial 7 Plagas Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PEOPLE'S REPUBLIC OF CHINA | Fujian Xunke Pest Control Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
PEOPLE'S REPUBLIC OF CHINA | Guangdong New Hope Environmental Technology Co., Ltd. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
PEOPLE'S REPUBLIC OF CHINA | Guangdong Vircon Pest Management Company Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
PEOPLE'S REPUBLIC OF CHINA | Ningbo Yuying Vector Control Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
PEOPLE'S REPUBLIC OF CHINA | Hangzhou Research Institute of Profume Fumigation Co. Ltd. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	80.00%
PEOPLE'S REPUBLIC OF CHINA | Rentokil Initial (China) Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Balor S.A.S. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Colplagas S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Continental De Fumigaciones S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Fumigaciones Young S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Fumigax S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Rentokil Initial Colombia S.A.S | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COSTA RICA | Decolim Limitada | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COSTA RICA | Fumigadora Control Tecnico De Plagas S.A. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CURACAO | Chuchubi Pest Control N.V. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CZECH REPUBLIC | Rentokil Initial s.r.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
DENMARK | Rentokil Initial A/S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
DENMARK | Deichmann Planter ApS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
EGYPT | ServicePros S.A.E. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
EL SALVADOR | Clean Air, S.A. de C. V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
EL SALVADOR | SAGRIP, S.A. DE C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ESTONIA | Rentokil Ou | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ESWATINI | RI Swaziland (Pty) Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FIJI | Rentokil Initial Pte Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FINLAND | Rentokil Initial Oy | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Pierre Brossolette | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	26.25%
FRANCE | Ambius SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | CAWE FTB Group SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Initial Hygiene Services SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Initial SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial Holdings (France) SA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Gravigny | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Vargan | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial Environmental Services SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Technivap SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRENCH GUIANA | Rentokil Initial Guyane Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Baumhaus GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | IHD Dienstleistungen KG | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Medentex GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Dental GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Holdings GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Initial Beteiligungs GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Initial GmbH & Co. KG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Seemann Schadlingsbekampfung und Holzschutz GmbH & Co.KG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | S & A Service und Anwendungstechnik GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GHANA | Rentokil Initial Ghana Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GREECE | Rentokil Initial Hellas EPE | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | Pole Hygiene et Recyclage Group SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | Rentokil Initial Guadeloupe Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | SOS Guadeloupe Traitement | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUATEMALA | Servicios Agricolas Profesionales Sociedad Anonima | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUERNSEY | Felcourt Insurance Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUYANA | Rentokil Initial Guyana Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios e Inversiones SVM Honduras, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Olympus, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Progressive, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Technicians, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Vanguard, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Sagrip Honduras S.A. | Nominative Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONG KONG | Rentokil Hong Kong Investment Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONG KONG | Rentokil Initial Hong Kong Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | Corporate Millennium Hygiene Solutions Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | Rentokil Initial Hygiene India Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | HiCare Services Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	73.00%
INDIA | PCI Pest Control Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	73.00%
INDONESIA | PT. Calmic Indonesia | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Calmic Indonesia | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Rentokil Indonesia | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Rentokil Indonesia | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT Wesen Indonesia | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Cannon Hygiene International Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Initial Medical Services (Ireland) Limited (t/a Healthcare Waste Mgt Servs) | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.0075 Ordinary A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.0075 Ordinary
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.01 Ordinary
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Rentokil Initial Holdings (Ireland) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Ronaldon Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ISRAEL | Eitan Amichai Pest Management IPM Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ISRAEL | Yarokologi Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ITALY | Bioaware S.R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ITALY | Lfree S.R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ITALY | Rentokil Initial Italia SpA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ITALY | SOGESsp S.R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
JAMAICA | Rentokil Initial (Jamaica) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
JAPAN | Nippon Calmic Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%
JORDAN | Arena Public Health Co. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
KENYA | Rentokil Initial Kenya Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker International SAL (Offshore) | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker World (Holding) s.a.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker Public Health s.a.l | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LIBYA | Rentokil Delta Libya for Environmental Protection JSCO | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	65.00%
LITHUANIA | Dezinfa, UAB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | Rentokil Luxembourg Srl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | SVM Finance Luxembourg 1 S.a.r.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | SVM Finance Luxembourg 2 S.a.r.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAWI | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAYSIA | Rentokil Initial (M) Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAYSIA | UFTC Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALDIVES | Rentokil Initial Maldives (Pvt) Ltd | Preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MARTINIQUE | Rentokil Initial Martinique Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Balance Urbano Control de Plagas S.A. de C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Control Vifer, S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Control Vifer, S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Servicios de Plagas Terminix, S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Servicios de Plagas Terminix, S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Terminix International S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Terminix International S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Personal Profesional de Pesticidas S.A. de C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MOZAMBIQUE | Rentokil Initial Mozambique Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Ambius B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | B.V. Rentokil Funding | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | BET (Properties) B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | BET Finance B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Holland Reconditionering B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial Finance B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial International B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial Overseas (Holdings) B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NEW ZEALAND | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NIGERIA | Boecker Public Health Services Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
NORWAY | Skadedyrkontrollen ost AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	40.00%
NORWAY | Rentokil Forsikring Norge AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NORWAY | Rentokil Initial Norge AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NORWAY | Skadedyrbutikken AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PAKISTAN | C-Shine Sustainable Solutions (Private) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	70.00%
PERU | Ingeclean Peru S.A.C | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PHILIPPINES | Rentokil Initial (Philippines) Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
POLAND | Rentokil Polska Sp. z.o.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
POLAND | Vaco Sp. z.o.o | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PORTUGAL | Rentokil Initial Portugal - Servicos de Proteccao Ambiental, Lda. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
QATAR | Boecker Public Safety Services - Qatar W.L.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	24.50%
REPUBLIC OF KOREA | Rentokil Initial Korea Ltd | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | BET Trading LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | Boecker Public Health Saudia Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | Rentokil Saudi Arabia Limited O.P.C | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SINGAPORE | Rentokil Initial Asia Pacific Management Pte Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SINGAPORE | Rentokil Initial Singapore Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SLOVAKIA | Rentokil Initial s.r.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Cannon Hygiene (SA) Proprietary Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Newshelf 1232 (Pty) Ltd | Preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Rentokil Initial (Proprietary) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Rentokil Initial Dikapi JV (Pty) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	59.00%
SPAIN | Desinfeccion de Plagas S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Desinfecciones Bionext, S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Fumigaciones Extremenas Merida, S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Initial Gaviota SAU | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espana S.A. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espana S.A. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espana S.A. | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Lokimica S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Servicios Depec S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Tecnologia y Desarrollo Medioambiental, S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SRI LANKA | Rentokil Initial Ceylon (Private) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Ambius AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Rent a Plant Interessenter AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Sweden Recycling AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor Forsakring AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor Holding AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Terminix Nomor AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWITZERLAND | Airomat GmbH1 | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWITZERLAND | Rentokil Schweiz AG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TAIWAN (PROVINCE OF CHINA) | Initial Hygiene Co Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TAIWAN (PROVINCE OF CHINA) | Rentokil Co., Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TANZANIA | Initial Hygiene (T) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
THAILAND | Cannon Pest Management Co. Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
THAILAND | Rentokil Initial (Thailand) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TRINIDAD AND TOBAGO | Rentokil Initial (Trinidad) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TUNISIA | CAP Tunis | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TURKEY | Rentokil Initial Cevre Sagligi Sistemleri Ticaret ve Sanayi AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UGANDA | Rentokil Initial Uganda Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Food Safety L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Pest Control L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Public Health Pest Control Equipment Trading L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | National Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Rentokil Initial Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | National Pest Control Per Person Company LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Specialist Int. Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Hometrust Kitchens Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	25.00%
UNITED KINGDOM | Torchsound Properties Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	50.00%
UNITED KINGDOM | AW Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | B.E.T. Building Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET (No.18) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET (No.68) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET Environmental Services Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET Pension Trust Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BPS Offshore Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Broadcast Relay Service (Overseas) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Castlefield House Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Chard Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | CHL Legacy Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Contemporary Plant Designs Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | DCUK (FM) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | DCUKFM Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | DuctClean (UK) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Dudley Industries Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enigma Laundries Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enigma Services Group Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enviro-Fresh Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Environmental Contract Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Euroguard Technical Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Grayston Central Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Hometrust Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Initial Medical Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Interior Contracts (UK) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Kent Tropical Interiors Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Kent Tropical Interiors Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Manor Planting Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Nature At Work Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Opel Transport & Trading Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Peter Cox Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Plant Nominees Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prime Projects International Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill (UK) Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares D
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Dormant (No. 6) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial (1896) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial (1993) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial (1993) Limited | Non-redeemable preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial 1927 plc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial 1927 plc | Redeemable Preference Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial 1927 plc | Cumulative Preference (Non-Redeemable)
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Americas Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Asia Pacific Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Brazil Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Finance Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Investments South Africa | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Pension Trustee Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial UK Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Insurance Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Overseas Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Property Care Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Property Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.18 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.20 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Saaman Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Stratton House Leasing Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | SVM International Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Parcels Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | TEB Cleaning Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares D
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares E
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Tropical Ambience Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Tropical Innovation Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Urban Planters Franchise Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Waterized Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Stephens & Carter Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Duct Clean Services Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Industrial Clothing Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Pest Protection Services (Scotland) Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.12 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Wise Property Care Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Advanced Pest Management Co, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises Northwest, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises West, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Medentex LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Oliver Exterminating Dominicana Corp. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil Initial Environmental Services LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil North America, Inc. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil of Puerto Rico, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Solitude Lake Management, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Control International, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airborne Vector Control LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Anza, LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Creative Plantings Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Initial Contract Services LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Ramac (US) LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil Initial US Holdings, Inc. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil Terminix Funding, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Secure Monthly Affordable Credit Corporation | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Secure Monthly Affordable Credit Limited Partnership | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Honduran Service and Investments Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Olympus Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Progressive Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Technicians Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Vanguard Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Consumer Services, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Holdings, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix International Holdings, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Management Corporation | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Receivables Company LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | TMX Holdco, Inc | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | United Transport America LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Virginia Properties Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Asiatic Investments, Inc. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mississippi Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control of Lafourche, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services of Florida, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services of Georgia, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rittiner Group, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | St. Charles Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | St. John Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terrebonne Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | ProPest Products, Inc. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Steritech-Canada Inc. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Asiatic Holdings LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Steward Insurance Company | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Gift, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix International Company Limited Partnership | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix Foundation | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | Amalur Uruguay Sociedad Anonima | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | La Sanitaria S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | Livelux S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
VIETNAM | Rentokil Initial (Vietnam) Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
VIRGIN ISLANDS, US | Terminix International USVI, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%